Commitments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases	$ 2,300	$ 2,864	$ 2,443
Purchase commitments	$ 1,585